Federated Hermes Government Obligations Fund Performance Management - Select Shares [Member] - Federated Hermes Government Obligations Fund		12 Months Ended
	Jul. 31, 2025	Mar. 31, 2025	Dec. 21, 2023	Mar. 31, 2022
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	Effective on August 1, 2019, the Fund’s Class R Shares were re-designated as Select Shares (SEL). Following the re-designation as SEL class, the expenses of the SEL class will be lower than the historical expenses of the R class and, therefore, the financial performance of the share class may differ accordingly. The bar chart and performance table below reflect historical performance data for the Fund, based on the historical expenses of the R class up through July 31, 2019, and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SEL class total returns on a calendar year-by-year-basis. The Average Annual Total Return Table shows returns averaged over the stated periods. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling the Fund at 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund, based on the historical expenses of the R class up through July 31, 2019, and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s SEL class total returns on a calendar year-by-year-basis.
Bar Chart [Heading]	Federated Hermes Government Obligations Fund – SEL Class
Bar Chart Closing [Text Block]

The Fund's SEL class total return for the six-month period from January 1, 2025 to June 30, 2025, was 2.12%.

Within the periods shown in the bar chart, the Fund's SEL class highest quarterly return was 1.33% (quarter ended December 31, 2023). Its lowest quarterly return was 0.00% (quarter ended March 31, 2021).

Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The following table represents the Fund’s SEL class Average Annual Total Returns for the calendar period ended December 31, 2024.
Performance Table Closing [Text Block]	The Fund’s SEL class 7-Day Net Yield as of December 31, 2024, was 4.39%. You may go to FederatedHermes.com/us or call the Fund at 1-800-341-7400 for the current 7-Day Net Yield.
Money Market Seven Day Yield, Caption [Optional Text]	The Fund’s SEL class 7-Day Net Yield as of December 31, 2024
Money Market Seven Day Yield Phone	1-800-341-7400
Money Market Seven Day Yield	4.39%
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
SEL
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's SEL class total return for the six-month period
Bar Chart, Year to Date Return	2.12%
Bar Chart, Year to Date Return, Date		Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date			Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	none
Lowest Quarterly Return, Date				Mar. 31, 2021